UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Signpost Capital Advisors, LLC

Address:    777 Third Avenue,
            27th floor
            New York, NY 10017

13F File Number: 028-15208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James W. Garrett
Title:      Chief Financial Officer
Phone:      (212) 339-3693

Signature, Place and Date of Signing:


/s/ James W. Garrett                New York, NY             May 13, 2013
-------------------------      ---------------------    ----------------------
        [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total  $177,462
                                       (in thousands)

List of Other Included Managers:

No.   Form 13F File Number        Name
---   --------------------        ----
(1)   028- 15210                  Signpost Capital Master Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          March 31, 2013
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
AVAGO TECHNOLOGIES LTD              SHS        Y0486S104  11,268     313,880 SH         DEFINED     1        313,880
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109  20,593     331,608 SH         DEFINED     1        331,608
COGNIZANT TECHNOLOGY SOLUTIO       CL A        192446102  10,934     142,702 SH         DEFINED     1        142,702
DIRECTV                             COM        25490A309  12,593     222,526 SH         DEFINED     1        222,526
GOOGLE INC                         CL A        38259P508  17,691     22,276  SH         DEFINED     1         22,276
HALCON RES CORP                   COM NEW      40537Q209   5,880     754,870 SH         DEFINED     1        754,870
MICHAEL KORS HLDGS LTD              SHS        G60754101   6,813     119,965 SH         DEFINED     1        119,965
MONSANTO CO NEW                     COM        61166W101  14,943     141,465 SH         DEFINED     1        141,465
POST HLDGS INC                      COM        737446104  18,843     438,915 SH         DEFINED     1        438,915
PRICELINE COM INC                 COM NEW      741503403  17,839      25,923 SH         DEFINED     1         25,923
RALPH LAUREN CORP                  CL A        751212101  10,447      61,705 SH         DEFINED     1         61,705
TRANSDIGM GROUP INC                 COM        893641100  11,666      76,286 SH         DEFINED     1         76,286
VALERO ENERGY CORP NEW              COM        91913Y100  17,952     394,642 SH         DEFINED     1        394,642

SK 1376479